SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION

NOTE 29. SEGMENT INFORMATION

Segment data

We have identified two reportable segments: an online gaming software and service business segment and an Asian online game and service business segment. The online gaming software and service business segment mainly derives its revenues from developing and licensing online games of chance and skill. Subsequent to the sale transaction with BetClic, we have accounted for our 40 percent percentage ownership interest in our gaming software and service business under the equity method accounting, and record gains or losses from our equity method investment in one line on our Consolidated Statement of Operations. The Asian online game and service business segment mainly derives its revenues from recognizing the usage of game playing time or in-game items by the end-users.

Our management relies on an internal management reporting process that provides revenue and segment information for making financial decisions and allocating resources. The results are based on our method of internal reporting and are not necessarily in conformity with GAAP. Management measures the performance of each segment based on several metrics, including revenues and income or loss from operations.

Financial information for each reportable segment was as follows as of and for the years ended December 31, 2009, 2010, and 2011:

(in US$ thousands)	Gaming software and service	Asian online game and service	Total
2009:
Segment profit or loss:
Net revenue from external customers	$112,694	$46,887	$159,581

Income (loss) from operations	$7,472	$(34,649)	$(27,177)

Share-based compensation	$501	$931	$1,432

Impairment loss on prepaid licensing fees and intangible assets	$212	$22,787	$22,999

Impairment loss on property, plant and equipment	$—	$777	$777

Impairment loss on goodwill	$—	$14,103	$14,103

Interest income	$242	$129	$371

Interest expense	$—	$—	$—

Foreign exchange gain (loss)	$521	$(114)	$407

Loss on equity method investments	$—	$87	$87

Impairment loss on marketable securities and investments	$—	$13,719	$13,719

Depreciation	$2,279	$1,500	$3,779

Amortization, including intangible assets	$2,027	$3,120	$5,147

Income tax expense (benefit)	$871	$(101)	$770

Segment assets:
Equity method investments	$—	$222	$222

Additions to property, plant and equipment	$2,731	$2,929	$5,660

Additions to intangible assets	$5,793	$2,307	$8,100

Additions to goodwill	$—	$—	$—

Total assets	$145,776	$111,354	$257,130

The assets of our gaming software and service business segment are presented as assets held for sale and retained ownership of gaming software and service business as of December 31, 2009 in the Consolidated Balance Sheet included in our Form 20-F for the year ended December 31, 2010.

The reconciliation of the segment information to GigaMedia’s consolidated information was not included in the above table, as it is provided below in detail.

(in US$ thousands)	Gaming software and service	Asian online game and service	Total
2010:
Segment profit or loss:
Net revenue from external customers	$25,820	$38,862	$64,682

Income (loss) from operations	$78	$(31,554)	$(31,476)

Share-based compensation	$80	$342	$422

Impairment loss on prepaid licensing fees and intangible assets	$—	$2,200	$2,200

Impairment loss on property, plant and equipment	$—	$278	$278

Impairment loss on goodwill	$—	$2,255	$2,255

Impairment loss on deconsolidation of T2CN	$—	$22,234	$22,234

Interest income	$83	$438	$521

Interest expense	$1	$59	$60

Foreign exchange gain (loss)	$(29)	$91	$62

Loss on equity method investments - net	$9,768	$11,002	$20,770

Impairment loss on marketable securities and investments	$—	$4,677	$4,677

Depreciation	$—	$1,556	$1,556

Amortization, including intangible assets	$—	$2,696	$2,696

Income tax expense	$6,445	$1,118	$7,563

Segment assets:
Equity method investments	$44,472	$20,923	$65,395

Additions to property, plant and equipment	$1,209	$1,534	$2,743

Additions to intangible assets	$1,198	$1,114	$2,312

Additions to goodwill	$—	$12,188	$12,188

Total assets	$168,671	$76,679	$245,350

The reconciliation of the segment information to GigaMedia’s consolidated information was not included in the above table, as it is provided below in detail.

(in US$ thousands)	Gaming software and service	Asian online game and service	Total
2011:
Segment profit or loss:
Net revenue from external customers	$—	$34,395	$34,395

Income (loss) from operations	$(204)	$(15,114)	$(15,318)

Share-based compensation	$—	$308	$308

Impairment loss on prepaid licensing fees and intangible assets	$—	$3,202	$3,202

Impairment loss on goodwill	$—	$5,097	$5,097

Interest income	$—	$497	$497

Interest expense	$55	$(50)	$5

Foreign exchange gain (loss)	$6	$(343)	$(337)

Loss (gain) on equity method investments -net	$49,715	$(1,846)	$47,869

Impairment loss on marketable securities and investments	$—	$13,327	$13,327

Depreciation	$—	$1,790	$1,790

Amortization, including intangible assets	$—	$2,251	$2,251

Income tax expense	$(934)	$859	$(75)

Segment assets:
Equity method investments	$—	$7,615	$7,615

Additions to property, plant and equipment	$—	$487	$487

Additions to intangible assets	$—	$1,271	$1,271

Additions to goodwill	$—	$1,049	$1,049

Total assets	$4,757	$126,038	$130,795

The reconciliation of the segment information to GigaMedia’s consolidated information was not included in the above table, as it is provided below in detail.

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2009	2010	2011
Loss from operations:
Total segments	$(27,177)	$(31,476)	$(15,318)
Adjustment*	(12,884)	(16,220)	(8,794)

Total GigaMedia consolidated	$(40,061)	$(47,696)	$(24,112)

Share-based compensation
Total segments	$1,432	$422	$308
Adjustment*	1,845	2,592	857

Total GigaMedia consolidated	$3,277	$3,014	$1,165

Impairment loss on prepaid licensing fees and intangible assets:
Total segments	$22,999	$2,200	$3,202
Adjustment*	3	—	—

Total GigaMedia consolidated	$23,002	$2,200	$3,202

Impairment loss on property, plant and equipment:
Total segments	$777	$278	$—
Adjustment*	473	—	—

Total GigaMedia consolidated	$1,250	$278	$—

Interest income:
Total segments	$371	$521	$497
Adjustment*	61	435	270

Total GigaMedia consolidated	$432	$956	$767

Interest expense:
Total segments	$—	$60	$5
Adjustment*	390	310	421

Total GigaMedia consolidated	$390	$370	$426

Gain on sales of marketable securities:
Total segments	$—	$—	$—
Adjustments*	—	—	6,299

Total GigaMedia consolidated	$—	$—	$6,299

Foreign exchange gain (loss):
Total segments	$407	$62	$(337)
Adjustments*	(239)	(668)	(89)

Total GigaMedia consolidated	$168	$(606)	$(426)

(in US$ thousands)	2009	2010	2011
Impairment loss on marketable securities and investments:
Total segments	$13,719	$4,677	$13,327
Adjustment*	2,024	—	—

Total GigaMedia consolidated	$15,743	$4,677	$13,327

Depreciation:
Total segments	$3,779	$1,556	$1,790
Adjustments*	579	536	290

Total GigaMedia consolidated	$4,358	$2,092	$2,080

Amortization:
Total segments	$5,147	$2,696	$2,251
Adjustments*	72	83	63

Total GigaMedia consolidated	$5,219	$2,779	$2,314

Income tax expense (benefit):
Total segments	$770	$7,563	$(75)
Adjustments*	(253)	(303)	(170)

Total GigaMedia consolidated	$517	$7,260	$(245)

Additions to property, plant and equipment:
Total segments	$5,660	$2,743	$487
Adjustments**	101	1,041	281

Total GigaMedia consolidated	$5,761	$3,784	$768

Additions to intangible assets:
Total segments	$8,100	$2,312	$1,271
Adjustments**	707	5	3

Total GigaMedia consolidated	$8,807	$2,317	$1,274

Total assets:
Total segments	$257,130	$245,350	$130,795
Adjustment**	3,051	22,239	60,911

Total GigaMedia consolidated	$260,181	$267,589	$191,706

*	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment.
**	Adjustment items include total corporate assets, discontinued operations and eliminations.

Major Customers

No single customer represented 10 percent or more of GigaMedia’s total net revenues in any period presented.

Geographic Information

Revenues by geographic area are attributed by country of the server location. Revenue from unaffiliated customers by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2009	2010	2011
Canada	$112,694	$25,820	$—
Taiwan	24,869	19,449	21,214
PRC	18,318	9,885	27
Hong Kong	3,700	4,026	5,061
Singapore	—	3,702	4,150
Malaysia	—	1,603	2,228
Thailand	—	—	1,447
Others	—	197	268

	$159,581	$64,682	$34,395

Net long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31,
Geographic region / country	2009	2010	2011
Taiwan	$3,642	$3,130	$2,375
PRC	1,920	921	763
Hong Kong	427	213	107
Singapore	—	902	551
Malaysia	—	20	—
Thailand	—	—	380
Other	—	115	112

	$5,989	$5,301	$4,288